Share-based payments -Schedule of share Based Assumptions (Details) € / shares in Units, € in Thousands																					6 Months Ended
	May 23, 2024 € / shares	Jul. 20, 2023 € / shares	Jun. 22, 2022 EUR (€) yr € / shares	Jun. 21, 2021 EUR (€) yr € / shares	Apr. 20, 2021 EUR (€) yr € / shares	Mar. 17, 2020 EUR (€) € / shares	Mar. 11, 2020 EUR (€) yr € / shares	Oct. 24, 2019 EUR (€) yr € / shares	Mar. 29, 2019 EUR (€) yr € / shares	Jul. 27, 2018 EUR (€) € / shares	Mar. 06, 2018 EUR (€) yr € / shares	Jan. 07, 2017 EUR (€) yr € / shares	Nov. 03, 2016 EUR (€) yr € / shares	Feb. 02, 2016 EUR (€) yr € / shares	Jun. 25, 2015 EUR (€) € / shares	Jun. 10, 2015 EUR (€) € / shares	Feb. 10, 2015 EUR (€) € / shares	Sep. 16, 2014 EUR (€) € / shares	Aug. 28, 2013 EUR (€) € / shares	Apr. 10, 2013 EUR (€) € / shares	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					€ 1,940	€ 1,349
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					0	25
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																			€ 6.30
Exercise price (in euro per share)																			€ 5.92
Volatility																			256.00%
Maturity (in years)																			7 years
Risk-free rate																			0.90%
Yield																			0.00%
Value of initial plan (in thousands of euros) | €																			€ 152
Expense for the year | €																					0	0
Exercise price (in euros per share)																			€ 5.92
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																		€ 18.68
Exercise price (in euro per share)																		€ 18.68
Volatility																		58.00%
Risk-free rate																		0.64%
Yield																		0.00%
Value of initial plan (in thousands of euros) | €																		€ 932
Expense for the year | €																					0	0
Exercise price (in euros per share)																		€ 18.68
BSPCE 09-2014 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																		6 years
BSPCE 09-2014 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																		5 years 6 months
BSPCE 09-2014 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																		6 years 6 months
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																	€ 18.57
Exercise price (in euro per share)																	€ 18.57
Risk-free rate																	0.39%
Yield																	0.00%
Value of initial plan (in thousands of euros) | €																	€ 50
Expense for the year | €																					0	0
Exercise price (in euros per share)																	€ 18.57
BSPCE 2015-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																	6 years
BSPCE 2015-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																	5 years 6 months
BSPCE 2015-1 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																	6 years 6 months
BSPCE 2015-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	58.00%
BSPCE 2015-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	62.00%
BSPCE 2015-1 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	61.00%
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																€ 20.28
Exercise price (in euro per share)																€ 20.28
Risk-free rate																0.56%
Yield																0.00%
Value of initial plan (in thousands of euros) | €																€ 483
Expense for the year | €																					0	0
Exercise price (in euros per share)																€ 20.28
BSPCE 2015-3 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																6 years
BSPCE 2015-3 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																5 years 6 months
BSPCE 2015-3 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																6 years 6 months
BSPCE 2015-3 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																61.00%
BSPCE 2015-3 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																62.00%
BSPCE 2015-3 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																61.00%
BSPCE 2016 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)														€ 14.46
Exercise price (in euro per share)														€ 14.46
Risk-free rate														0.32%
Yield														0.00%
Value of initial plan (in thousands of euros) | €														€ 1,080
Expense for the year | €																					0	2
Exercise price (in euros per share)														€ 14.46
BSPCE 2016 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)														6 years
BSPCE 2016 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)														5 years 6 months
BSPCE 2016 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)														6 years 6 months
BSPCE 2016 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility														59.00%
BSPCE 2016 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility														62.00%
BSPCE 2016 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility														60.00%
BSPCE 2016 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)														€ 14.46
Exercise price (in euro per share)														€ 14.46
Volatility														59.00%
Maturity (in years)														5 years
Risk-free rate														0.19%
Yield														0.00%
Value of initial plan (in thousands of euros) | €														€ 1,212
Expense for the year | €																					0	18
Exercise price (in euros per share)														€ 14.46
BSPCE 2017 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)												€ 15.93
Exercise price (in euro per share)												€ 15.93
Risk-free rate												0.23%
Yield												0.00%
Value of initial plan (in thousands of euros) | €												€ 1,000
Expense for the year | €																					0	1
Exercise price (in euros per share)												€ 15.93
BSPCE 2017 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)												6 years
BSPCE 2017 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)												5 years 6 months
BSPCE 2017 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)												6 years 6 months
BSPCE 2017 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												58.00%
BSPCE 2017 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												61.00%
BSPCE 2017 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												59.00%
BSPCE 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)												€ 15.93
Exercise price (in euro per share)												€ 15.93
Volatility												59.00%
Maturity (in years)												5 years
Risk-free rate												0.11%
Yield												0.00%
Value of initial plan (in thousands of euros) | €												€ 627
Expense for the year | €																					0	0
Exercise price (in euros per share)												€ 15.93
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					0	0
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																				€ 6.30
Exercise price (in euro per share)																				€ 6.30
Volatility																				156.00%
Maturity (in years)																				6 years
Risk-free rate																				0.90%
Yield																				0.00%
Value of initial plan (in thousands of euros) | €																				€ 1
Expense for the year | €																					0	0
Exercise price (in euros per share)																				€ 6.37
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																		€ 18.68
Exercise price (in euro per share)																		€ 17.67
Volatility																		57.00%
Maturity (in years)																		5 years
Risk-free rate																		0.41%
Yield																		0.00%
Value of initial plan (in thousands of euros) | €																		€ 0
Expense for the year | €																					€ 0	0
Exercise price (in euros per share)																		€ 17.67			€ 17.67
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)																	€ 17.67
Exercise price (in euro per share)																	€ 17.67
Volatility																	58.00%
Maturity (in years)																	5 years
Yield																	0.00%
Value of initial plan (in thousands of euros) | €																	€ 63
Expense for the year | €																					€ 0	0
Exercise price (in euros per share)																	€ 17.67
BSA 2015-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate																	0.26%
BSA 2015-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate																	0.27%
BSA 2015-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)															€ 17.67
Exercise price (in euro per share)															€ 17.67
Risk-free rate															0.39%
Yield															0.00%
Value of initial plan (in thousands of euros) | €															€ 16
Expense for the year | €																					0	0
Exercise price (in euros per share)															€ 19.54
BSA 2015-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															5 years 1 month 6 days
BSA 2015-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															5 years
BSA 2015-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															5 years 3 months 18 days
BSA 2015-2 | Tranche four
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															5 years 4 months 24 days
BSA 2015-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															58.00%
BSA 2015-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															58.00%
BSA 2015-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															57.00%
BSA 2015-2 | Tranche four
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															58.00%
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)										€ 16.10
Exercise price (in euro per share)										€ 16.10
Volatility										38.00%
Maturity (in years)										4 years 9 months 18 days
Yield										0.00%
Value of initial plan (in thousands of euros) | €										€ 1
Expense for the year | €																					0	0
Exercise price (in euros per share)										€ 16.10
BSA 2018-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate										0.70%
BSA 2018-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate										0.10%
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)									€ 11.66
Exercise price (in euro per share)									€ 11.66
Volatility									37.00%
Yield									0.00%
Value of initial plan (in thousands of euros) | €									€ 24
Expense for the year | €																					0	0
Exercise price (in euros per share)									€ 11.66
BSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)									9 years 10 months 24 days
BSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)									9 years 9 months 18 days
BSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate									0.16%
BSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate									0.50%
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)						€ 13.03
Exercise price (in euro per share)						€ 6.59
Volatility						38.00%
Maturity (in years)						10 years
Yield						0.00%
Value of initial plan (in thousands of euros) | €						€ 19
Expense for the year | €																					0	0
Exercise price (in euros per share)						€ 6.59
BSA 2020 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate						(0.13%)
BSA 2020 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate						(0.07%)
BSA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)					€ 13.47
Exercise price (in euro per share)					€ 13.47
Volatility					39.10%
Maturity (in years)					10 years
Risk-free rate					0.27%
Yield					0.00%
Value of initial plan (in thousands of euros) | €					€ 44
Expense for the year | €																					0	0
Exercise price (in euros per share)					€ 13.47
OSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					708	343
OSA 2016-1 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €														€ 69
Expense for the year | €																					0	0
Share price (in euros per share)														€ 13.05
Exercise price (in euros per share)														€ 13.05
Volatility														59.00%
Maturity (in years) | yr														5,000
Risk-free rate														0.19%
Yield														0.00%
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €													€ 27
Expense for the year | €																					0	0
Share price (in euros per share)													€ 14.26
Exercise price (in euros per share)													€ 14.26
Risk-free rate													0.04%
Yield													0.00%
OSA 2016-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr													6
OSA 2016-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr													5.5
OSA 2016-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr													6.5
OSA 2016-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													58.00%
OSA 2016-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													62.00%
OSA 2016-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													59.00%
OSA 2017 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €												€ 31
Expense for the year | €																					0	0
Share price (in euros per share)												€ 15.93
Exercise price (in euros per share)												€ 14.97
Risk-free rate												0.23%
Yield												0.00%
OSA 2017 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr												6
OSA 2017 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr												5.5
OSA 2017 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr												6.5
OSA 2017 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												58.00%
OSA 2017 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												61.00%
OSA 2017 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												59.00%
OSA 2018
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €											€ 252
Expense for the year | €																					0	0
Share price (in euros per share)											€ 12.87
Exercise price (in euros per share)											€ 12.87
Volatility											35.00%
Risk-free rate											0.00%
Yield											0.00%
OSA 2018 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											6
OSA 2018 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											5.5
OSA 2018 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											6.5
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €									€ 140
Expense for the year | €																					0	0
Share price (in euros per share)									€ 11.08
Exercise price (in euros per share)									€ 11.08
Yield									0.00%
OSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr									6.5
OSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr									6
OSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									38.10%
Risk-free rate									0.103%
OSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									37.40%
Risk-free rate									0.149%
OSA 2019-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €								€ 252
Expense for the year | €																					0	0
Share price (in euros per share)								€ 6.41
Exercise price (in euros per share)								€ 6.41
Volatility								37.00%
Maturity (in years) | yr								10,000
Risk-free rate								0.40%
Yield								0.00%
OSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €							€ 939
Expense for the year | €																					0	13
Share price (in euros per share)							€ 6.25
Exercise price (in euros per share)							€ 6.25
Volatility							38.30%
Maturity (in years) | yr							10,000
Risk-free rate							0.31%
Yield							0.00%
OSA 2021-04 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €					€ 684
Expense for the year | €																					(4)	25
Share price (in euros per share)					€ 13.60
Exercise price (in euros per share)					€ 13.74
Yield					0.00%
OSA 2021-04 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr					6
OSA 2021-04 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr					5.5
OSA 2021-04 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr					6.5
OSA 2021-04 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					38.90%
Risk-free rate					0.38%
OSA 2021-04 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					37.80%
Risk-free rate					0.33%
OSA 2021-04 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					38.30%
Risk-free rate					0.28%
OSA 2021-04 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €					€ 1,816
Expense for the year | €																					77	86
Share price (in euros per share)					€ 13.60
Exercise price (in euros per share)					€ 13.74
Volatility					39.10%
Maturity (in years) | yr					10,000
Risk-free rate					0.03%
Yield					0.00%
OSA 2021-06 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €				€ 246
Expense for the year | €																					13	33
Share price (in euros per share)				€ 12.20
Exercise price (in euros per share)				€ 12.99
Yield				0.00%
OSA 2021-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr				6
OSA 2021-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr				5.5
OSA 2021-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr				6.5
OSA 2021-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility				39.20%
Risk-free rate				0.35%
OSA 2021-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility				37.90%
Risk-free rate				0.30%
OSA 2021-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility				38.10%
Risk-free rate				0.26%
OSA 2021-06 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €				€ 212
Expense for the year | €																					12	12
Share price (in euros per share)				€ 12.20
Exercise price (in euros per share)				€ 12.99
Volatility				39.10%
Maturity (in years) | yr				10,000
Risk-free rate				0.13%
Yield				0.00%
OSA 2022-06 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €			€ 71
Expense for the year | €																					2	4
Share price (in euros per share)			€ 3.68
Exercise price (in euros per share)			€ 4.16
Volatility			40.08%
Maturity (in years) | yr			10
Risk-free rate			2.28%
Yield			0.00%
OSA 2022-06 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €			€ 580
Expense for the year | €																					57	170
Share price (in euros per share)			€ 3.68
Exercise price (in euros per share)			€ 4.16
Yield			0.00%
OSA 2022-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr			6
OSA 2022-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr			5.5
OSA 2022-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr			6.5
OSA 2022-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			42.06%
Risk-free rate			1.83%
OSA 2022-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			41.21%
Risk-free rate			1.87%
OSA 2022-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			40.65%
Risk-free rate			1.90%
OSA 2023-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €				€ 1,255
Expense for the year | €																					357	0
Share price (in euros per share)				€ 6.75
Exercise price (in euros per share)		€ 5.00		€ 5.00
Yield				0.00%
OSA 2023-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			45.07%
Risk-free rate			2.85%
OSA 2023-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			44.11%
Risk-free rate			2.83%
OSA 2023-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			43.41%
Risk-free rate			2.82%
OSA 2024-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €				€ 3,107
Expense for the year | €																					194	0
Share price (in euros per share)				€ 5.19
Exercise price (in euros per share)	€ 5.81			€ 5.81
Yield				0.00%
OSA 2024-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr												5.9
OSA 2024-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr												5.4
OSA 2024-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr												6.4
OSA 2024-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			53.30%
Risk-free rate			3.00%
OSA 2024-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			51.90%
Risk-free rate			3.02%
OSA 2024-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			50.70%
Risk-free rate			3.02%
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					1,232	982
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)					€ 13.60
Exercise price (in euro per share)					€ 0.00
Yield					0.00%
Value of initial plan (in thousands of euros) | €					€ 4,869
Expense for the year | €																					0	694
AGA 2021 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					0.63%
AGA 2021 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					0.59%
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)			€ 3.68
Exercise price (in euro per share)			€ 0
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 1,092
Expense for the year | €																					253	271
AGA 2022 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			0.95%
AGA 2022 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			1.46%
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)			€ 4.87
Exercise price (in euro per share)			€ 0.00
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 2,071
Expense for the year | €																					472	9
AGA 2023 - P1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.00%
AGA 2023 - P1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.20%
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)			€ 4.87
Exercise price (in euro per share)			€ 0
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 2,130
Expense for the year | €																					€ 507	€ 9
AGA 2023 - P2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.00%
AGA 2023 - P2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.20%